Tax Receivable Agreement - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Tax Receivable Agreement [Abstract]
Percent of net cash savings payable	85.00%
Percent of cash savings retain the benefit	15.00%
Other noncash income (expense)	$ (4,300)
Other non-current liabilities	92,382	$ 0
Deferred tax assets	$ 104,900